Trade and other payables (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Included within non-current liabilities
Other payables	€ 222	€ 263
Insurance liabilities	254	257
Accruals	41	48
Contract liabilities	343	500
Derivative financial instruments	1,468	1,116
Total trade and other non-current payables	2,328	2,184
Included within current liabilities:
Trade payables	5,613	7,599
Amounts owed to associates and joint ventures	346	329
Other taxes and social security payable	887	1,013
Other payables	846	2,080
Insurance liabilities	48	63
Accruals	4,037	4,814
Contract liabilities	1,565	2,043
Derivative financial instruments	56	306
Total trade and other current payables	13,398	18,247
Vodafone UK plan
Included within current liabilities:
Insurance liabilities	254	€ 257
Assets and Liabilities Classified as Held for Sale [Member]
Included within non-current liabilities
Total trade and other non-current payables	163
Included within current liabilities:
Total trade and other current payables	2,926
Discontinued Operations
Included within current liabilities:
Revenue recognised during the year	€ 299